Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Technology ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.87%)	12.25%	40.16%	19.22%	2.97%	19.00%	33.02%	(0.59%)	42.08%	30.22%